Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Weighted Average Number of Shares [Table Text Block]
	2012	2011	2010

Basic	3,446,305	3,445,469	3,444,703

Diluted	3,446,305	3,445,469	3,444,703